Auditor's remuneration (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Additional information [abstract]
Audit fees payable to PwC	£ 11.3	£ 10.4	£ 11.3
Other audit fees payable	0.7	0.4	0.4
Auditor's remuneration for audit services	12.0	10.8	11.7
Fees for HSBC Bank plc's statutory audit	5.5	4.8	5.3
Fees for other services provided to the group	15.6	14.3	13.1
– audit of the group‘s subsidiaries	5.8	5.6	6.0
– audit-related assurance services	5.3	5.7	4.2
– other assurance services	4.5	3.0	2.9
Auditor's remuneration	£ 21.1	£ 19.1	£ 18.4